Costs - Compensation of key management personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Costs
Wages and salaries	€ 24	€ 39	€ 35
Post-employment benefits	2	4	3
Other long-term benefits	16	23	19
Key management personnel compensation	€ 42	€ 66	€ 57